ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 20,283	$ 20,263
Non-current	9,935	8,249
Accounts receivable and other	$ 30,218	$ 28,512